Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin California Tax-Free Trust
Entity Central Index Key	0000773478
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.74%
[1],[2]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,395,665,082
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$30	0.59%
[4],[5]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,395,665,082
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$58	1.14%
[7],[8]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Net Assets	$ 1,395,665,082
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.46%
[10],[11]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 1,395,665,082
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.49%
[13],[14]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,395,665,082
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.